OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
OTHER CURRENT LIABILITIES
Accrued personnel costs	$ 209,100,000	$ 299,800,000
Refund liabilities	156,500,000	169,800,000
Contract liabilities	91,400,000	99,300,000
Sales and value-added taxes	74,200,000	73,600,000
Accrued advertising and promotions	60,100,000	72,400,000
Payables related to derivatives	45,100,000	68,200,000
Contingent consideration	20,000,000.0	20,000,000.0
Goods in transit accruals	16,500,000	7,400,000
Dividends payable to non-controlling interests	13,000,000.0	0
Accrued interest	9,900,000	27,500,000
Accrued royalties	400,000	5,400,000
Other accrued liabilities	166,200,000	159,400,000
Total	$ 862,400,000	$ 1,002,800,000